UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 115.7%

Alabama — 0.9%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45(a)	$915	$978,556
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	650	674,037
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/34	240	267,905
5.00%, 12/01/47	655	719,648

		2,640,146
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	923,559

Arizona — 1.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/32	1,000	1,099,840
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 4.00%, 01/01/41	975	1,005,098
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,114,291
5.00%, 10/01/29	925	958,698

		4,177,927
California — 10.9%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(c)	4,800	1,857,264
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	500	519,490
Sutter Health, Series A, 5.00%, 11/15/41	840	948,007
Sutter Health, Series B, 5.88%, 08/15/20(b)	1,000	1,088,250
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,140	1,456,339
St. Joseph Health System, Series A, 5.00%, 07/01/37	945	1,046,209

Security	Par (000)	Value
California (continued)
California State University, RB, Systemwide, Series A(b):
5.50%, 05/01/19	$1,000	$1,031,570
(AGC), 5.25%, 05/01/19	3,000	3,089,130
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,290	1,405,507
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	1,050	1,059,607
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	365	412,487
Series A, 5.00%, 03/01/37	400	450,764
Series A-1, 5.75%, 03/01/34	700	761,257
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 08/01/18(b)	1,800	1,800,000
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	575	639,164
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,515	1,523,332
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(a)	5,000	4,088,400
San Diego California Community College District, GO, CAB, Election of 2006(c):
0.00%, 08/01/31	1,855	1,055,458
0.00%, 08/01/32	2,320	1,239,066
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	1,400	657,692
CAB, Series G, 0.00%, 07/01/34	580	283,632
CAB, Series G, 0.00%, 07/01/35	615	282,931
CAB, Series G, 0.00%, 07/01/36	920	398,194
CAB, Series G, 0.00%, 07/01/37	615	250,514
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,110	719,102
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	600	660,024
5.00%, 08/01/21	490	539,020
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,639,830

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D(c):
0.00%, 08/01/36	$2,000	$1,026,620
0.00%, 08/01/37	2,790	1,364,673

		33,293,533
Colorado — 2.1%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 09/01/32(c)	5,500	2,634,500
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,000	1,058,850
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	2,500	2,734,950

		6,428,300
Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	575	569,463
Sub-Series B-1, 4.00%, 05/15/45	625	631,438
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	613,190

		1,814,091
Florida — 11.0%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	370	380,053
Country of Miami-Dade FL Water & Sewer System Revenue, Refunding RB, System-Series A, 4.00%, 10/01/44	800	820,984
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,420	1,534,580
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	1,500	1,676,265
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	550	583,214
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,269,207
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	900,421
5.38%, 10/01/32	1,100	1,189,551

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 06/01/19(b)	$900	$930,888
Seaport Department, Series A, 6.00%, 10/01/38	1,780	2,051,094
Seaport Department, Series B, AMT, 6.25%, 10/01/38	360	416,128
Seaport Department, Series B, AMT, 6.00%, 10/01/42	580	660,852
Seaport, Series B, AMT, 6.00%, 10/01/30	570	650,336
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	785	807,011
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	160	178,451
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	2,210	2,501,190
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	1,730	1,882,102
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,635	2,922,505
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	535	593,866
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	495	537,907
5.00%, 08/01/47	1,435	1,555,239
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	30	32,842
5.00%, 10/01/31	1,870	2,038,113
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	465	521,344
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	250	258,647
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,636,208

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/37	$660	$742,520
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,040	1,179,984

		33,451,502

Georgia — 0.8%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	440	503,721
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,110	1,114,795
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	120	130,456
5.00%, 04/01/44	550	590,568

		2,339,540

Illinois — 12.5%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	505	548,274
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	1,680	1,835,198
3rd Lien, Series A, 5.75%, 01/01/39	320	346,557
Senior Lien, Series D, 5.25%, 01/01/42	2,585	2,944,470
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	3,235	3,527,962
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	549,927
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	400	436,796
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	2,070	2,168,449
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	665	666,403

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	$305	$326,240
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	10,865	10,894,879
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,465	2,753,997
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36(c)	10,000	4,298,100
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	2,980	947,193
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	575	640,832
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	2,000	2,502,780
State of Illinois, GO:
5.25%, 02/01/33	735	775,116
5.50%, 07/01/33	710	752,834
5.25%, 02/01/34	735	773,639
5.50%, 07/01/38	390	410,518

		38,100,164

Indiana — 2.6%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,092,370
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	445	473,640
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	1,675	1,886,352
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(b)	390	397,086
5.75%, 01/01/38	1,610	1,636,469
(AGC), 5.50%, 01/01/19(b)	310	315,313
(AGC), 5.50%, 01/01/38	1,265	1,285,455

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$770	$822,067

		7,908,752
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(b)	4,925	5,127,861
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	515	535,136
5.70%, 12/01/27	520	539,734
5.80%, 12/01/29	355	368,163
5.85%, 12/01/30	365	378,622

		6,949,516
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(b)	1,775	1,809,186
5.25%, 02/01/29	225	229,109

		2,038,295
Louisiana — 1.3%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,851,791
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 07/01/30	1,150	1,172,736

		4,024,527
Maine — 0.2%
Maine State Housing Authority, RB, Series D-1, 3.65%, 11/15/42	570	558,269

Massachusetts — 2.6%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	1,855	2,020,930
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	815	834,267
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	700	725,788
Series C, 5.00%, 12/01/30	1,990	2,012,368
Series C, 5.35%, 12/01/42	390	394,793

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	$230	$227,774
3.85%, 06/01/46	155	153,425
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/47	305	341,499
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,110	1,226,483

		7,937,327
Michigan — 3.5%
City of Detroit Michigan Water Supply System Revenue, RB:
2nd Lien, Series B (AGM), 6.25%, 07/01/19(b)	350	364,735
Senior Lien, Series A, 5.25%, 07/01/41	1,600	1,720,080
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,860,497
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	545	554,107
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	380	331,136
Trinity Health Credit Group, 5.00%, 12/01/21(b)	15	16,488
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	315	322,387
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	530	538,962
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	720	787,277
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	659,364
Series II-A, 5.38%, 10/15/36	1,000	1,101,220
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,088,100

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$340	$379,688

		10,724,041
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(b)	275	279,086
6.50%, 11/15/38	1,525	1,547,387

		1,826,473
Mississippi — 0.1%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Facilities Refinancing, Series A, 4.00%, 08/01/43	350	361,494

Nebraska — 1.0%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	2,650	2,923,400

Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	1,000	1,048,080
(AGM), 5.25%, 07/01/39	1,700	1,782,467

		2,830,547
New Jersey — 8.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	790	863,675
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	610	664,131
Series WW, 5.25%, 06/15/33	135	147,756
Series WW, 5.00%, 06/15/34	180	193,732
Series WW, 5.00%, 06/15/36	800	856,032
Series WW, 5.25%, 06/15/40	320	345,600
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	500	501,475
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	255	272,794
5.50%, 12/01/26	180	191,216
5.75%, 12/01/28	95	101,567

Security	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	$840	$865,234
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,315	1,405,603
Transportation Program, Series AA, 5.00%, 06/15/38	1,180	1,249,998
Transportation System, CAB, Series A, 0.00%, 12/15/29(c)	225	140,891
Transportation System, Series A, 5.50%, 06/15/41	4,265	4,460,124
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	1,400	1,639,246
Transportation System, Series AA, 5.50%, 06/15/39	4,650	4,991,775
Transportation System, Series B, 5.00%, 06/15/42	3,680	3,796,803
Transportation System, Series D, 5.00%, 06/15/32	525	565,861
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/46	1,640	1,801,507
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series A, 5.25%, 06/01/46	360	403,096

		25,458,116
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	325	359,483

New York — 8.3%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	3,035	3,087,597
City of New York Housing Development Corp., Refunding RB, Series L-2-A, 4.00%, 05/01/44	760	767,060
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 06/15/44	1,250	1,375,700
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,000	1,029,820
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/40	670	688,700

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	$2,200	$2,440,856
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	375	412,541
5.75%, 02/15/47	235	255,708
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,230	1,389,974
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/48	5,000	5,149,650
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	4,950	5,359,513
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 4.00%, 09/15/43	410	418,532
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,835	2,838,204

		25,213,855
Ohio — 1.3%
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	1,390	1,413,102
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	405	407,167
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	460	527,717
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	610	680,955
5.25%, 02/15/33	850	946,942

		3,975,883
Oregon — 1.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36	735	848,704
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(a)	390	403,030
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	875	391,580

Security	Par (000)	Value
Oregon (continued)
State of Oregon, GO, Refunding, Veteran’s Welfare Series 100th, 3.65%, 06/01/42	$540	$535,729
State of Oregon Housing & Community Services Department, RB, Series D, 3.45%, 01/01/38	2,445	2,390,697

		4,569,740
Pennsylvania — 10.3%
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	2,110	2,268,672
Tobacco Master Settlement Payment, 5.00%, 06/01/33	195	218,971
Tobacco Master Settlement Payment, 5.00%, 06/01/34	345	386,193
Tobacco Master Settlement Payment, 5.00%, 06/01/35	660	735,900
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	935	954,803
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	840	839,975
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,300	3,584,724
PA Bridges Finco LP, 5.00%, 12/31/38	1,155	1,257,957
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	2,220	2,437,049
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A:
4.00%, 11/15/42	505	510,055
4.00%, 11/15/47	2,450	2,463,108
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	3,175	3,536,474
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	605,638
Series A-1, 5.00%, 12/01/41	730	810,205
Series B, 5.00%, 12/01/40	285	316,501
Series C, 5.50%, 12/01/23(b)	490	574,937
Sub-Series B-1, 5.00%, 06/01/42	1,265	1,384,859
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(b)	2,245	2,439,597
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	500	549,030

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licensed Fund Enhancement, Third Series, 4.00%, 12/01/38	$1,835	$1,870,764
Series A-1, 5.00%, 12/01/40	680	750,584
Philadelphia Authority for Industrial Development, RB, The Children’s Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,100	1,124,992
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	270	297,286
Philadelphia School District, GO, Series E(b):
6.00%, 09/01/18	15	15,056
6.00%, 09/01/18	1,285	1,289,857

		31,223,187
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	715	726,461
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	461,223
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	945	962,199
5.00%, 06/01/50	2,340	2,441,556

		4,591,439
South Carolina — 5.8%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,510,294
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(b)	100	113,372
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	965	1,085,345
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(b)	3,420	3,562,887
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,040	2,266,746
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	3,935	4,285,963
Series E, 5.50%, 12/01/53	2,820	3,052,029

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$1,840	$1,949,186

		17,825,822
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,085	1,102,067

Texas — 17.5%
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	500	549,060
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	1,850	876,030
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	827,475
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,930,140
Series D, 5.00%, 11/01/42	1,140	1,212,538
Series H, 5.00%, 11/01/32	2,715	2,928,861
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	972,658
Grand Parkway Transportation Corp., RB:
Convertible CAB, Series B, 5.80%, 10/01/46(a)	1,855	1,734,184
Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/48	1,605	1,827,710
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,020	1,281,477
Lone Star College System, GO, 5.00%, 08/15/18(b)	2,500	2,503,425
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 09/01/31(a)(b)	10,000	11,931,900
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(b)	1,965	2,002,708
1st Tier System, Series A, 6.00%, 01/01/28	450	457,803
1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	3,400	3,461,778

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB (continued):
1st Tier-Series A, 5.00%, 01/01/43	$1,790	$2,025,188
Series B, 5.00%, 01/01/40	530	576,937
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	1,150	533,899
0.00%, 09/15/36	3,875	1,695,312
0.00%, 09/15/37	17,775	7,318,323
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,205	1,376,158
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,030	1,111,988
5.00%, 12/15/32	1,765	1,902,493
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,135	1,224,529
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	605	648,766
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/45	445	457,327

		53,368,667
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,095	1,225,152

Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	105	108,242
5.50%, 05/15/19	195	201,100

		309,342
Washington — 2.5%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	900	984,663

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	$3,000	$3,293,460
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,042,800
Providence Health & Services, Series A, 5.25%, 10/01/39	550	576,966
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	1,630	1,657,156

		7,555,045
West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	2,625	2,607,780

Wisconsin — 0.5%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,245,756
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 04/01/39	360	362,610

		1,608,366

Total Municipal Bonds — 115.7% (Cost — $331,985,568)		352,245,347

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	1,000	1,031,210

California — 2.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(e)	3,391	3,529,725
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(e)	1,391	1,658,343

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	$1,699	$1,777,122
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	359	372,606

		7,337,796
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 07/01/34(e)	780	799,948
5.00%, 02/01/41	3,000	3,099,450

		3,899,398
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,373,777

District of Columbia — 0.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30(e)	855	896,601
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(b)(e)	1,579	1,590,674

		2,487,275
Florida — 8.4%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,041,140
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	2,100	2,217,243
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,540	1,668,921
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	6,901	7,383,423
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(b)	3,394	3,526,030
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,191,032

Security	Par (000)	Value
Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	$2,340	$2,627,134

		25,654,923
Illinois — 6.3%
City of Chicago Illinois Waterworks, Refunding RB, Water Revenue Project (AGM), 2nd Lien:
2017, 5.25%, 11/01/18(b)	1,688	1,702,415
2017, 5.25%, 11/01/33	490	494,062
5.25%, 11/01/18(b)	370	373,013
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	12,376,052
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)(e)	1,130	1,165,707
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	1,859	2,032,205
Series B, 5.00%, 01/01/40	930	1,033,235

		19,176,689
Louisiana — 0.4%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,350	1,386,922

Maryland — 1.3%
City of Baltimore Maryland Water Utility Fund, RB, Series A:
Sub-Water Projects, 5.00%, 07/01/41	2,478	2,809,406
Wastewater Project, 5.00%, 07/01/46	939	1,063,844

		3,873,250
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,475,021

Michigan — 2.6%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,750	1,918,168
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,685	5,096,999

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$760	$848,563

		7,863,730
Nevada — 3.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)(e)	3,298	3,394,785
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	2,716	3,123,738
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	1,574	1,635,079
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,080	3,468,010

		11,621,612
New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	720	813,678
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,054	2,153,835
Series G, 4.00%, 01/01/43	1,906	1,983,487
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	1,580	1,647,712

		6,598,712
New York — 7.9%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Series FF, 5.00%, 06/15/39	2,595	2,904,229
Series DD, 5.00%, 06/15/35	1,470	1,659,321
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(e)	2,714	3,095,172
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(e)	1,500	1,529,110
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	4,920	5,503,095

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	$3,080	$3,493,521
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,338	1,509,583
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,304,815
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(b)	996	1,022,153
Triborough Bridge & Tunnel Authority, RB, General, Series A-2:
5.25%, 11/15/18(b)	449	454,040
5.25%, 11/15/34	751	759,322

		24,234,361
Ohio — 1.7%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(e)	1,875	1,912,537
4.00%, 11/15/43	2,581	2,696,134
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	500	508,530

		5,117,201
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	887,944

South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A(b)(e):
5.50%, 01/01/19	90	91,169
5.50%, 01/01/19	1,037	1,054,169

		1,145,338
Texas — 4.6%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,305	1,328,842
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,174,700
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,094	1,248,669

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,080	$3,440,006
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(e)	1,996	2,137,693
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,649	1,674,361

		14,004,271
Utah — 1.7%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 4.00%, 05/15/47	5,135	5,210,021

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,962	2,332,255

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,395,652

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,565	$2,973,425

		5,369,077
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	1,920	2,055,081
Series C, 5.25%, 04/01/19(b)(e)	3,250	3,331,199

		5,386,280

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 51.7% (Cost — $152,236,377)		157,467,063

Total Long-Term Investments — 167.4% (Cost — $484,221,945)		509,712,410

	Shares
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash,
Institutional Class, 0.85%(f)(g)	1,958,222	1,958,613

Total Short-Term Securities — 0.7% (Cost — $1,958,423)		1,958,613

Total Investments — 168.1% (Cost — $486,180,368)		511,671,023
Other Assets Less Liabilities — 0.4%		1,283,102
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.2)%		(92,109,978)
VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (38.3)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$304,344,147

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 to January 1, 2038, is $16,682,849.

(f)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(g)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,958,222	1,958,222	$1,958,613	$4,426	$313	$190

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	46	09/19/18	$5,493	$17,438
Long U.S. Treasury Bond	111	09/19/18	15,870	16,156
5-Year U.S. Treasury Note	43	09/28/18	4,864	10,501

				$44,095

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$509,712,410	$—	$509,712,410
Short-Term Securities	1,958,613	—	—	1,958,613

	$1,958,613	$509,712,410	$—	$511,671,023

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$44,095	$—	$—	$44,095

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(91,872,387)	$—	$(91,872,387)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(208,372,387)	$—	$(208,372,387)

During the period ended July 31, 2018, there were no transfers between levels.

13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	September 20, 2018